11. SHAREHOLDERS' EQUITY: Schedule of changes in warrants (Details) - Warrants entitling the holders to acquire common shares - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,748,135	0	1,301,250	2,950,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 1.24	$ 0	$ 1.24	$ 1.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	10,655,326	0	1,103,063
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0	$ 0.20	$ 0	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(12,858)	0	(976,250)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 1.00	$ 0	$ 0.50	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(434,027)	(2,274,000)	(325,000)	(2,304,928)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 1.00	$ 0.20	$ 0.52	$ 1.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	1,301,250	8,381,326	0	1,748,135
Weighted Average Exercise price at end of period	$ 1.64	$ 0.20	$ 0	$ 1.24